UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05809

        Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 0.6% (0.4% of Total Investments)
$ 5,000	Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Lehman Trust Receipts FC8, 7.868%,	8/17 at 100.00	A1	$5,731,650
	8/01/57 (IF)

	Alabama – 0.3% (0.2% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
1,435	5.625%, 2/01/22 – FGIC Insured	8/07 at 101.00	AAA	1,451,302
1,505	5.375%, 2/01/27 – FGIC Insured	10/07 at 100.00	AAA	1,506,610

2,940	Total Alabama			2,957,912

	Arizona – 1.3% (0.9% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22	7/12 at 100.00	AAA	1,063,290
	(Pre-refunded 7/01/12)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,
	Series 2002B:
5,365	5.750%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	Aaa	5,734,434
5,055	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	Aaa	5,405,413

11,420	Total Arizona			12,203,137

	Arkansas – 0.7% (0.4% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/13 at 100.00	A	5,188,102
	5/01/28 – ACA Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	980,230
	Series 2005A, 5.000%, 2/01/35

6,080	Total Arkansas			6,168,332

	California – 16.2% (10.7% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	2,885,400
	2004A, 0.000%, 10/01/25 – AMBAC Insured
11,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	6,059,350
	Improvement Project, Series 1997C, 0.000%, 9/01/20 – FSA Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,428,520
3,175	5.375%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,429,476
3,365	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,371,360
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,006,650
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,136,150
2,380	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	2,441,475
	Institutes, Series 2001, 5.250%, 10/01/34
3,500	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	AAA	3,505,250
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
5,335	California State, Variable Purpose General Obligation Bonds, Series 2007, Rites FC5, 7.250%,	6/17 at 100.00	A1	5,778,445
	6/01/37 (IF)
5,300	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34 (Pre-refunded 2/01/09)	2/09 at 100.00	A+ (4)	5,414,692
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+	5,142,100
6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	AAA	7,375,990
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	3,819,150
	2006C, 0.000%, 8/01/32 – FSA Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,000	5.000%, 6/01/33	6/17 at 100.00	BBB	4,666,750
1,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,401,405
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	11,471,800
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
8,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	8,048,400
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	10/07 at 100.00	AAA	1,048,230
	5.125%, 12/01/23 – AMBAC Insured (ETM)
13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	16,382,638
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – MBIA Insured
11,270	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	11,729,478
	Bonds, Series 1991A, 7.150%, 2/01/10 (ETM)
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	AAA	2,987,485
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/09 at 101.00	AAA	2,067,480
	Airport, Second Series 1999, Issue 23B, 5.125%, 5/01/30 (Pre-refunded 5/01/09) – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	2,064,840
	International Airport, Second Series 2001, Issue 27B, 5.125%, 5/01/26 – FGIC Insured
3,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	807,030
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
15,745	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	8/11 at 103.00	AAA	18,123,125
	Refunding Bonds, Series 1997A, 7.200%, 2/01/16 – MBIA Insured

145,280	Total California			146,592,669

	Colorado – 6.7% (4.4% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	5,497,232
	5.000%, 12/15/24 – FSA Insured
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	AAA	3,142,680
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – XLCA Insured
5,860	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	6,157,571
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
7,575	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1997E, 5.250%,	11/07 at 101.00	AAA	7,677,111
	11/15/23 – MBIA Insured
20,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	21,228,800
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured
12,615	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	6,621,109
	9/01/21 – MBIA Insured
15,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	4,684,566
	9/01/32 – MBIA Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	792,380
	12/15/22 – FSA Insured
4,125	Municipal Subdistrict Northern Colorado Water District, Revenue Bonds, Series 1997G, 5.250%,	12/07 at 101.00	AAA	4,186,009
	12/01/15 (Pre-refunded 12/01/07) – AMBAC Insured
1,330	University of Colorado Hospital Authority, Revenue Bonds, Series 1999A, 5.000%, 11/15/29 –	11/09 at 101.00	Aaa	1,352,264
	AMBAC Insured

76,200	Total Colorado			61,339,722

	District of Columbia – 1.8% (1.2% of Total Investments)
5,745	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	6,060,573
	Series 2001, 6.250%, 5/15/24
5,590	District of Columbia, General Obligation Bonds, Series 1999B, 5.500%, 6/01/13 – FSA Insured	6/09 at 101.00	AAA	5,805,606
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	4,849,850
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

16,335	Total District of Columbia			16,716,029

	Florida – 6.4% (4.2% of Total Investments)
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,559,616
1,805	5.800%, 1/01/36 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,824,692
5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	No Opt. Call	AA	5,573,904
	Group, Series 2003A, 5.250%, 11/15/14
2,130	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	2,168,553
	1/01/22 – FSA Insured (Alternative Minimum Tax)
10,050	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay	6/10 at 101.00	AAA	10,611,493
	Refunding Bonds, Series 1999D, 5.750%, 6/01/22
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	7,385,560
	Series 2003A, 5.250%, 10/01/17 – MBIA Insured (Alternative Minimum Tax)
10,000	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	10,248,200
10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/07 at 100.00	BB+	10,853,738
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,570	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,637,487
	Country Club Villas II Project, Series 2001-1A, 5.850%, 1/01/37 – FSA Insured (Alternative
	Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	3,556,070
	5.000%, 10/01/37 – XLCA Insured (Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	AA	1,778,421
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured

56,350	Total Florida			58,197,734

	Georgia – 3.1% (2.1% of Total Investments)
4,920	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	5,172,642
	(Pre-refunded 1/01/10) – FGIC Insured
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AAA	5,432,150
	FGIC Insured
2,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	AAA	2,084,680
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – MBIA Insured (Alternative Minimum Tax)
15,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	11/09 at 101.00	AA (4)	15,700,050
	1999A, 5.500%, 11/01/25 (Pre-refunded 11/01/09)

26,920	Total Georgia			28,389,522

	Idaho – 0.1% (0.1% of Total Investments)
510	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%,	1/10 at 100.00	Aa3	513,825
	7/01/14 (Alternative Minimum Tax)
295	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	7/10 at 100.00	Aa2	299,437
	7/01/25 (Alternative Minimum Tax)

805	Total Idaho			813,262

	Illinois – 22.8% (15.0% of Total Investments)
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	5,762,200
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	5,481,700
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	17,499,515
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AAA	16,911,299
3,000	Chicago, Illinois, General Obligation Bonds, Library Projects, Series 1997, 5.750%, 1/01/17	1/08 at 102.00	AAA	3,084,180
	(Pre-refunded 1/01/08) – FGIC Insured
9,145	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – MBIA Insured	1/08 at 100.50	AAA	9,248,156
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,713,901
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	4,876,960
15,285	0.000%, 11/01/19	No Opt. Call	AAA	8,851,085
3,530	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, Trust 73TP,	7/17 at 100.00	N/R	3,541,049
	7.203%, 7/01/46 (IF)
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,115,400
	Health System, Series 2003, 5.150%, 2/15/37
1,180	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	1,231,153
	5.750%, 7/01/29
3,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	3,194,490
	6.000%, 7/01/33
4,580	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center IX Inc., Series 2000,	8/10 at 102.00	Aaa	4,884,707
	6.250%, 8/20/35
2,645	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A	2,693,800
	Centers, Series 1999, 5.250%, 8/15/15 (Mandatory put 8/15/08)
7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General	12/13 at 57.71	AAA	3,096,620
	Obligation Bonds, Series 2005E, 0.000%, 12/15/24 – FGIC Insured
5,000	Kane, McHenry, Cook and DeKalb Counties Community Unit School District 300, Carpentersville,	12/11 at 100.00	AAA	5,327,150
	Illinois, General Obligation Bonds, Series 2000, 5.500%, 12/01/19 (Pre-refunded 12/01/11) –
	MBIA Insured
3,700	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series	11/09 at 100.00	A3	3,764,269
	1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)
6,000	McHenry County Conservation District, Illinois, General Obligation Bonds, Series 2001A,	2/11 at 100.00	AAA	6,356,700
	5.625%, 2/01/21 (Pre-refunded 2/01/11) – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	5,238,650
	Project, Series 2002A, 5.250%, 6/15/42 – MBIA Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	13,701,545
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – MBIA Insured	No Opt. Call	AAA	5,692,076
16,570	0.000%, 12/15/20 – MBIA Insured	No Opt. Call	AAA	9,067,270
23,550	0.000%, 12/15/22 – MBIA Insured	No Opt. Call	AAA	11,669,731
13,000	0.000%, 12/15/24 – MBIA Insured	No Opt. Call	AAA	5,839,730
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	5,771,874
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	5,881,994
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	20,571,190
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – FSA Insured
6,090	Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa Vianney, Series 1999A,	10/09 at 102.00	AAA	6,455,156
	6.450%, 10/01/29
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aaa	4,915,600
	Bonds, Series 2006, 0.000%, 1/01/23 – FSA Insured

285,225	Total Illinois			206,439,150

	Indiana – 6.7% (4.4% of Total Investments)
2,465	Danville Multi-School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	7/11 at 100.00	AAA	2,570,699
	2001, 5.250%, 7/15/18 – AMBAC Insured
14,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	14,839,160
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,824,775
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated
	Group, Series 1997:
15,380	5.250%, 7/01/17 – MBIA Insured (ETM)	10/07 at 101.00	AAA	15,550,410
4,320	5.250%, 7/01/22 – MBIA Insured (ETM)	10/07 at 101.00	AAA	4,367,779
2,250	5.250%, 7/01/22 – MBIA Insured (ETM)	10/07 at 101.00	AAA	2,274,885
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,060,060
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
1,285	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA (4)	1,347,939
6,715	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA (4)	7,043,901
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AAA	3,283,941
1,000	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Taxes Lease	6/11 at 100.00	AAA	1,030,680
	Rental Revenue Refunding Senior Bonds, Series 2001A, 5.000%, 6/01/21 – MBIA Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AAA	2,316,372
	Series 2005, 4.375%, 7/15/26 – MBIA Insured
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AAA	1,867,392
	5.000%, 7/15/25 – MBIA Insured

59,215	Total Indiana			61,377,993

	Iowa – 0.8% (0.5% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	1,549,545
	5.500%, 7/01/21
5,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	Baa3 (4)	5,345,550
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)

6,500	Total Iowa			6,895,095

	Kansas – 1.4% (0.9% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AAA	3,948,308
5,790	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	5,437,621
	2000, 3.500%, 9/01/17
3,200	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2001,	9/11 at 100.00	AAA	3,074,720
	4.000%, 9/01/21 – FSA Insured

12,780	Total Kansas			12,460,649

	Louisiana – 3.0% (2.0% of Total Investments)
930	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/07 at 102.00	Aaa	938,286
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 –	11/14 at 100.00	AAA	4,259,920
	MBIA Insured
4,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	4,836,930
	2004, 5.250%, 7/01/33 – MBIA Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
10,000	5.500%, 5/15/30	5/11 at 101.00	BBB	10,194,900
6,680	5.875%, 5/15/39	5/11 at 101.00	BBB	6,921,282

26,260	Total Louisiana			27,151,318

	Maine – 0.6% (0.4% of Total Investments)
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – FSA Insured	7/13 at 100.00	AAA	5,833,303

	Maryland – 1.7% (1.1% of Total Investments)
7,720	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	7,990,200
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/20 – AMBAC Insured
	(Alternative Minimum Tax)
7,090	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	AAA	7,619,694
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 – FSA Insured (ETM)

14,810	Total Maryland			15,609,894

	Massachusetts – 5.8% (3.8% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – MBIA Insured	2/12 at 100.00	AAA	4,133,720
5,625	5.125%, 2/01/34 – MBIA Insured	2/12 at 100.00	AAA	5,813,044
1,075	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series	12/09 at 101.00	AAA	1,096,005
	2000G, 5.700%, 12/01/11 – MBIA Insured (Alternative Minimum Tax)
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	9,157,072
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
1,530	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Southcoast Health	7/08 at 101.00	Aaa	1,534,697
	System Obligated Group, Series 1998A, 4.750%, 7/01/27 – MBIA Insured
5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	5,906,492
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
10,150	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/08 at 101.00	AAA	10,258,808
	1997A, 5.000%, 1/01/37 – MBIA Insured
890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	AA (4)	947,138
	(Pre-refunded 11/01/12)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AAA	1,338,545
3,745	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AAA	3,994,305
8,500	Route 3 North Transportation Improvements Association, Massachusetts, Lease Revenue Bonds,	6/10 at 100.00	AAA	8,866,945
	Series 2000, 5.375%, 6/15/33 (Pre-refunded 6/15/10) – MBIA Insured

51,245	Total Massachusetts			53,046,771

	Michigan – 6.5% (4.3% of Total Investments)
17,000	Birmingham City School District, Oakland County, Michigan, School Building and Site Bonds,	11/07 at 100.00	AAA	17,021,080
	Series 1998, 4.750%, 11/01/24 – FSA Insured
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	5,159,750
	7/01/35 – MBIA Insured
3,990	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 100.00	AAA	4,052,643
	Portage Health System Inc., Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) – MBIA Insured
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,541,250
	5.000%, 10/15/24
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,168,450
	5.000%, 10/15/29 – MBIA Insured
7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	7,674,310
	System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	5,246,300
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – MBIA Insured (ETM)
3,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	3,124,770
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)
10,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/08 at 101.00	AAA	10,237,600
	Series 1998A, 5.375%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

57,605	Total Michigan			59,226,153

	Minnesota – 3.0% (2.0% of Total Investments)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	3,138,540
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
20,165	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	24,316,772
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

23,165	Total Minnesota			27,455,312

	Mississippi – 1.4% (0.9% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/07 at 100.00	BBB–	9,845,940
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,453,863
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

12,225	Total Mississippi			12,299,803

	Missouri – 1.6% (1.1% of Total Investments)
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	AAA	6,685,661
	5.250%, 9/01/17 – FGIC Insured
1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,934,335
	2003, 5.250%, 5/15/18
3,815	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	4,038,521
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,063,100
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured

14,010	Total Missouri			14,721,617

	Montana – 0.6% (0.4% of Total Investments)
665	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	678,041
	(Alternative Minimum Tax)
4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/08 at 101.00	A2	4,876,899
	Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)

5,460	Total Montana			5,554,940

	Nebraska – 0.2% (0.1% of Total Investments)
1,405	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2000E,	9/10 at 100.00	AAA	1,415,214
	5.850%, 9/01/20 (Alternative Minimum Tax)

	Nevada – 3.7% (2.5% of Total Investments)
10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AAA	11,704,093
	(Pre-refunded 6/15/12) – MBIA Insured
6,980	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	7,153,453
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
10,000	Reno, Nevada, Healthcare Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	10,158,000
	5.250%, 7/01/31 (UB)
5,000	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	5,079,000
	5.250%, 7/01/31

32,880	Total Nevada			34,094,546

	New Hampshire – 1.6% (1.0% of Total Investments)
3,265	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire	1/15 at 100.00	A	3,256,119
	University, Series 2005, 5.000%, 1/01/30 – ACA Insured
	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,
	Countryside LP, Series 1994:
3,725	6.000%, 7/01/18 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	3,860,590
6,945	6.100%, 7/01/24 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	7,176,338

13,935	Total New Hampshire			14,293,047

	New Jersey – 7.8% (5.1% of Total Investments)
3,000	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail	5/09 at 100.00	AAA	3,077,520
	Transit System, Series 1999A, 5.250%, 5/01/17 (Pre-refunded 5/01/09) – FSA Insured
2,260	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	2,320,568
	6.000%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AAA	5,039,550
	5.500%, 12/15/18 – FSA Insured
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	10,042,910
	5.500%, 6/15/23 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
35,000	0.000%, 12/15/29 – FSA Insured	No Opt. Call	AAA	12,244,750
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AAA	3,330,400
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – FSA Insured	7/13 at 100.00	AAA	10,433,500
11,960	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	12,803,060
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	5,102,459
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2000:
3,150	5.500%, 9/01/21 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	Aaa	3,307,878
3,335	5.500%, 9/01/22 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	Aaa	3,502,150

96,905	Total New Jersey			71,204,745

	New York – 10.5% (6.9% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	5,689,420
	Health, Series 2004, 5.050%, 2/15/25
5	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	5,037
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – MBIA Insured
2,070	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	7/08 at 101.00	AAA	2,122,847
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
2,250	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	2,347,943
	Facilities, Series 1999C, 5.500%, 7/01/29 (Pre-refunded 7/01/09) – MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,580	6.375%, 7/01/13 – RAAI Insured	7/09 at 101.00	AA	1,660,754
9,235	6.125%, 7/01/21 – RAAI Insured	7/09 at 101.00	AA	9,669,230
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series	8/07 at 101.00	AAA	1,516,800
	1997, 5.450%, 8/01/35 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	1/08 at 102.00	AAA	3,080,700
	Bonds, City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded 1/01/08) –
	FSA Insured
17,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/09 at 101.00	AAA	17,740,010
	Bonds, City University System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded 7/01/09) –
	FSA Insured
1,500	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	Baa3	1,522,800
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory
	put 6/01/10)
13,220	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	14,065,287
	5.500%, 11/15/26 – FSA Insured
4,545	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	No Opt. Call	Aaa	4,251,802
	Drivers 1662, 5.716%, 11/15/14 – FSA Insured (IF)
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AA+ (4)	10,467,300
	Bonds, Fiscal Series 2000A, 5.750%, 6/15/30 (Pre-refunded 6/15/09)
7,810	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	8,198,704
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1987D, 8.500%, 8/01/08	8/07 at 100.00	AA	5,115
6,300	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 6.250%, 5/15/26 –	5/10 at 101.00	AAA	6,736,149
	FSA Insured
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	3,113,400
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
2,320	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	A2	2,409,366
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

90,840	Total New York			94,602,664

	North Carolina – 0.8% (0.5% of Total Investments)
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA–	4,901,372
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1998A, 5.000%,	1/08 at 102.00	AAA	2,040,260
	1/01/20 – MBIA Insured

6,900	Total North Carolina			6,941,632

	Ohio – 3.6% (2.4% of Total Investments)
6,720	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	6,824,026
780	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 (Pre-refunded	1/10 at 101.00	Aaa	809,156
	1/01/10) – FSA Insured
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,677,776
	5.000%, 5/01/30
1,305	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	7/09 at 100.00	Aaa	1,313,561
	Revenue Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)
6,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,475,008
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
13,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	13,747,279
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

32,155	Total Ohio			32,846,806

	Oklahoma – 0.4% (0.2% of Total Investments)
3,400	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	6/09 at 100.00	Caa1	3,422,134
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

	Oregon – 1.0% (0.7% of Total Investments)
9,150	Port of St. Helens, Oregon, Pollution Control Revenue Bonds, Portland General Electric	No Opt. Call	Baa1	9,164,091
	Company, Series 1985B, 4.800%, 6/01/10

	Pennsylvania – 3.3% (2.2% of Total Investments)
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – FSA Insured	No Opt. Call	AAA	1,597,281
3,125	0.000%, 5/15/23 – FSA Insured	No Opt. Call	AAA	1,517,000
3,135	0.000%, 5/15/24 – FSA Insured	No Opt. Call	AAA	1,446,646
3,155	0.000%, 5/15/26 – FSA Insured	No Opt. Call	AAA	1,313,174
4,145	0.000%, 11/15/26 – FSA Insured	No Opt. Call	AAA	1,685,481
2,800	0.000%, 5/15/28 – FSA Insured	No Opt. Call	AAA	1,046,612
3,000	0.000%, 11/15/28 – FSA Insured	No Opt. Call	AAA	1,095,150
2,845	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,957,349
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
11,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Catholic Health East, Series 1998A,	11/08 at 102.00	AAA	11,200,200
	4.875%, 11/15/18 – AMBAC Insured
	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue
	Bonds, Northampton Generating Project, Series 1994A:
1,400	6.400%, 1/01/09 (Alternative Minimum Tax)	1/08 at 100.00	BB+	1,400,966
4,500	6.500%, 1/01/13 (Alternative Minimum Tax)	1/08 at 100.00	BB+	4,566,555
500	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue	1/08 at 100.00	N/R	499,165
	Bonds, Northampton Generating Project, Series 1994C, 6.875%, 1/01/11 (Alternative Minimum Tax)

42,730	Total Pennsylvania			30,325,579

	Puerto Rico – 0.1% (0.1% of Total Investments)
1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	1,333,375
	7/01/21 (Pre-refunded 7/01/10) – MBIA Insured

	Rhode Island – 1.2% (0.8% of Total Investments)
2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%,	7/12 at 100.00	AAA	2,069,960
	7/15/23 – MBIA Insured
	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve
	Regina University, Series 2002:
1,260	5.250%, 3/15/17 – RAAI Insured	3/12 at 101.00	AA	1,324,033
1,080	5.250%, 3/15/18 – RAAI Insured	3/12 at 101.00	AA	1,132,574
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program,	10/14 at 100.00	AA+	6,790,490
	Series 50A, 4.650%, 10/01/34

11,340	Total Rhode Island			11,317,057

	South Carolina – 4.3% (2.8% of Total Investments)
2,625	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	2,766,067
	Series 2004A, 5.250%, 2/15/25 – MBIA Insured
22,855	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	7,458,044
	0.000%, 1/01/31 – AMBAC Insured
6,925	South Carolina, General Obligation Bonds, Series 1999A, 4.000%, 10/01/14	10/09 at 101.00	Aaa	6,957,478
21,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	22,040,970
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

53,405	Total South Carolina			39,222,559

	Tennessee – 1.3% (0.8% of Total Investments)
2,860	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AAA	2,928,440
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
1,700	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AAA	1,786,173
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	AAA	6,884,220
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured

10,560	Total Tennessee			11,598,833

	Texas – 6.7% (4.4% of Total Investments)
3,975	Bell County Health Facilities Development Corporation, Texas, Revenue Bonds, Scott and White	2/10 at 101.00	AAA	4,230,752
	Memorial Hospital and Scott, Sherwood and Brindley Foundation, Series 2000A, 6.125%, 8/15/23
	(Pre-refunded 2/15/10) – MBIA Insured
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AAA	5,162,400
	5.000%, 5/01/35 – MBIA Insured
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	AAA	4,098,160
3,000	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	AAA	3,047,250
1,000	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 1998, 5.250%, 2/15/15	2/08 at 100.00	AA (4)	1,008,230
	(Pre-refunded 2/15/08)
1,000	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building	8/09 at 100.00	AAA	1,037,740
	Bonds, Series 1999, 5.650%, 8/15/29 (Pre-refunded 8/15/09)
1,625	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus	7/09 at 101.00	AAA	1,688,635
	Health, Series 1999A, 5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
4,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	4,122,720
	2/15/27 – AMBAC Insured
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AAA	2,243,821
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 23.67	AAA	5,644,306
	Bonds, Series 2006, 0.000%, 8/15/40
	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax
	School Building and Refunding Bonds, Series 1998:
4,930	0.000%, 8/15/20	8/07 at 49.08	AAA	2,416,538
3,705	0.000%, 8/15/22	8/07 at 43.67	AAA	1,615,825
255	Lubbock Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program Single	8/07 at 102.00	AAA	256,803
	Family Mortgage Revenue Refunding Bonds, Series 1997A, 6.125%, 12/01/17
3,480	Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 (Pre-refunded	3/12 at 100.00	AAA	3,644,326
	3/01/12) – FGIC Insured
6,835	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1998A,	2/09 at 100.00	Aa1	6,836,504
	4.500%, 2/01/21
6,000	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	6,254,640
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
4,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	4,133,520
	1999, 5.000%, 3/01/22 – FSA Insured
1,740	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	AAA	1,787,676
	Series 1999C, 5.500%, 8/01/29 – MBIA Insured
1,690	Webb County, Laredo, Texas, Combination Tax and Sewer System, Revenue Certificates of	2/08 at 100.00	AAA	1,692,417
	Obligation, Series 1998A, 4.500%, 2/15/18 – MBIA Insured

93,975	Total Texas			60,922,263

	Utah – 3.1% (2.0% of Total Investments)
	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997:
12,885	5.250%, 8/15/21 – MBIA Insured (ETM)	10/07 at 101.00	AAA	13,028,797
3,900	5.250%, 8/15/26 – MBIA Insured (ETM)	10/07 at 101.00	AAA	3,943,524
3,070	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/12 at 100.00	AA–	3,160,811
	(Alternative Minimum Tax)
15	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000B, 6.250%, 7/01/22	1/10 at 100.00	AA	15,278
	(Alternative Minimum Tax)
1,245	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	7/10 at 100.00	AA–	1,255,682
	(Alternative Minimum Tax)
610	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	7/10 at 100.00	AA	620,760
	1/01/27 (Alternative Minimum Tax)
1,540	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	7/10 at 100.00	Aa1	1,542,464
	1/01/15 (Alternative Minimum Tax)
875	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	7/11 at 100.00	AA	888,099
	(Alternative Minimum Tax)
675	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/11 at 100.00	Aaa	683,694
	(Alternative Minimum Tax)
3,000	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	Aaa	3,198,540
	10/01/28 (Pre-refunded 10/01/12) – AMBAC Insured

27,815	Total Utah			28,337,649

	Virgin Islands – 0.8% (0.5% of Total Investments)
4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	4,706,674
	10/01/33 – RAAI Insured
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	2,701,725
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

7,200	Total Virgin Islands			7,408,399

	Washington – 5.0% (3.3% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AAA	5,007,663
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – MBIA Insured
3,100	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	AAA	3,193,961
	Series 2004, 5.000%, 9/01/28 – FGIC Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,371,050
	2003A, 5.500%, 7/01/16
10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AAA	9,757,600
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
4,685	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AAA	4,891,468
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
5,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Kline Galland	7/09 at 101.00	AA	5,203,950
	Center, Series 1999, 6.000%, 7/01/29 – RAAI Insured
12,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2001D, 5.250%, 1/01/26	1/11 at 100.00	Aa1	12,352,440

52,020	Total Washington			45,778,132

	West Virginia – 0.6% (0.4% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,076,650
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 2.2% (1.4% of Total Investments)
11,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	AA	12,265,026
	Series 1999, 6.250%, 2/15/29 – RAAI Insured
7,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Millennium Housing	7/08 at 103.00	N/R	7,682,268
	Foundation Inc., Series 1998, 6.100%, 1/01/28

19,110	Total Wisconsin			19,947,294

$ 1,533,485	Total Long-Term Investments (cost $1,303,953,155) – 151.3%			1,376,434,636

	Short-Term Investments – 0.8% (0.5% of Total Investments)
5,000	California Housing Finance Agency, Home Mortgage Adjustable Revenue Bonds, Variable Rate Demand		VMIG-1	5,000,000
	Obligations, Series 2001U, 3.700%, 8/01/32 – MBIA Insured (Alternative Minimum Tax) (5)
2,500	California Statewide Community Development Authority, Certificates of Participation, John		VMIG-1	2,500,000
	Muir/Mt. Diablo Health System, Variable Rate Demand Obligations, Series 1997, 3.670%,
	8/15/27 – AMBAC Insured (5)

$ 7,500	Total Short-Term Investments (cost $7,500,000)			7,500,000

	Total Investments (cost $1,311,453,155) – 152.1%			1,383,934,636

	Floating Rate Obligations – (0.7)%			(6,665,000)

	Other Assets Less Liabilities – 1.3%			11,421,979

	Preferred Shares, at Liquidation Value – (52.7)%			(479,000,000)

	Net Assets Applicable to Common Shares – 100%			$909,691,615

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underylying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $1,303,922,129.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$75,596,428
Depreciation	(2,248,842)

Net unrealized appreciation (depreciation) of investments	$73,347,586

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.